Subsequent Events (Details)		12 Months Ended
	Feb. 05, 2024 $ / shares shares	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 $ / shares	Dec. 31, 2022 $ / shares
Subsequent Event [Line Items]
Loans receivable | ¥		¥ 30,000,000
Repayments of Debt | ¥		¥ 15,000,000
Loan due date		Jan. 21, 2025
Ordinary shares			$ 0.0001	$ 0.0001
Subsequent Event [Member]
Subsequent Event [Line Items]
Shares issued | shares	14,392,364
Ordinary shares	$ 0.0001
Class A Ordinary Shares [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Shares issued | shares	6,200,364
Ordinary shares	$ 0.0001
Vote per share	one
Class B Ordinary Shares [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Shares issued | shares	8,192,000
Ordinary shares	$ 0.0001
Vote per share	15